Note 4 - Investments (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of term deposits [text block]
	September 30, 2018	December 31, 2017

Short-term investments	70,000,000	$30,000,000
Long-term investments	25,000,000	$75,000,000

	95,000,000	$105,000,000